Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable subtotal	$ 3,007,478	$ 6,578,536
Less: allowance for credit losses	(559,382)	(84,400)
Accounts receivable, net	2,448,096	6,494,136
Third-Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable subtotal	2,960,438	6,293,006
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable subtotal	$ 47,040	$ 285,530